Schedule of Investments
November 30, 2024 (unaudited)
Sparrow Growth Fund

	Shares or Principal
Security Description	Amount ($)		Fair Value ($)(1)

Common Stocks - 99.49%

Application Software - 0.16%
Manhattan Associates, Inc. (2)	365		104,186

Beverages - 0.94%
BellRing Brands, Inc. (2)	985		77,283
The Coca-Cola Co.	4,325		277,146
The PepsiCo, Inc.	1,375		224,744

			579,173

Bottled & Canned Soft Drinks Carbonated Waters - 0.70%
Celsius Holdings, Inc. (2)	805		22,902
Monster Beverage Corp. (2)	7,330		404,103

			427,005

Business Services - 0.35%
Fair Isaac Corp. (2)	90		213,753

Computer Communications Equipment - 0.27%
Arista Networks, Inc. (2)	415		168,415

Computer Peripheral Equipment - 0.81%
Fortinet, Inc. (2)	935		88,872
Palo Alto Networks, Inc. (2)	1,045		405,272

			494,144

Electronic Computers - 4.50%
Apple, Inc.	11,190		2,655,723
Super Micro Computer, Inc. (2)	3,100		101,184

			2,756,907

Energy & Energy Services - 0.08%
Nextracker, Inc. (2)	1,300		49,608

Finance Services - 5.31%
American Express Co.	9,800		2,985,864
Coinbase Global, Inc. (2)	550		162,910
LPL Financial Holdings Inc.	165		53,650
Morningstar, Inc.	150		53,123

			3,255,546

Fire, Marine & Casualty Insurance - 5.09%
Berkshire Hathaway, Inc. Class B (2)	3,715		1,794,419
Chubb Ltd.	940		271,406
Kinsale Capital Group, Inc.	255		129,652
Palomar Holdings, Inc. (2)	615		66,605
Selective Insurance Group, Inc.	1,795		183,252
Skyward Specialty Insurance Group, Inc. (2)	1,280		69,261
The Hanover Insurance Group, Inc.	910		150,159
The Progressive Corp.	1,695		455,752

			3,120,505

Healthcare-Services - 0.04%
Viemed Healthcare, Inc. (2)	2,535		21,978

Hospital & Medical Service Plans - 1.46%
Cigna Corp. (2)	65		26,452
Elevance Health, Inc.	830		280,374
United Health Group, Inc.	960		585,792

			892,618

Hotels & Motels - 0.46%
Hilton Worldwide Holdings, Inc.	430		108,979
Marriott International, Inc.	590		170,563

			279,542

Industrial Instruments For Measurement, Display, and Control - 0.06%
Roper Technologies, Inc.	70		39,651

Information & Delivery Services - 0.39%
FactSet Research Systems, Inc.	485		237,975

Insurance - 1.13%
Arthur J. Gallagher & Co.	140		43,714
Brown & Brown, Inc.	695		78,605
CNA Financial Corp.	1,030		51,953
Mercury General Corp.	5,110		403,486
RLI Corp.	200		35,180
The Hartford Financial Services Group, Inc.	640		78,918

			691,855

Insurance Agents Brokers & Services - 0.44%
Marsh & McLenan Cos., Inc.	1,145		267,048

Internet Information Providers - 0.41%
GoDaddy, Inc. (2)	1,260		248,938

Men's & Boys' Furnishings, Work Clothing - 0.08%
Cintas Corp.	220		49,674

Motor Vehicles & Passenger Car Bodies - 0.28%
Tesla, Inc. (2)	490		169,128

National Commercial Banks - 1.30%
JPMorgan Chase & Co.	3,195		797,855

Perfumes, Cosmetics & Other Toilet Preparations - 0.05%
e.l.f. Beauty, Inc. (2)	260		33,675

Pharmaceutical Preparations - 4.00%
Eli Lilly & Co.	1,840		1,463,444
Vertex Pharmaceuticals, Inc. (2)	1,950		912,854
Zoetis, Inc.	430		75,358

			2,451,655

Restaurants - 0.10%
Chipotle Mexican Grill, Inc. (2)	1,000		61,520

Retail -Auto Dealers & Gasoline Stations - 0.41%
AutoZone, Inc. (2)	80		253,563

Retail - Auto & Home Supply Stores- 0.82%
O'Reilly Automotive, Inc. (2)	405		503,504

Retail - Building Materials, Hardware, Garden Supply - 0.48%
The Sherwin Williams Co. (2)	745		296,063

Retail -Catalog & Mail-Order Houses - 5.25%
Amazon.com, Inc. (2)	15,480		3,218,137

Retail - Eating & Drinking Places - 0.50%
McDonald's Corp.	1,030		304,890

Retail - Family Clothing Stores - 0.18%
The TJX Cos., Inc.	880		110,607

Retail-Variety Stores - 7.34%
Costco Wholesale Corp.	1,135		1,103,084
Walmart, Inc.	36,690		3,393,825

			4,496,909

Security & Commodity Brokers, Dealers, Exchanges & Services - 0.52%
CME Group, Inc. Class A	660		157,080
Intercontinental Exchange, Inc.	995		160,155

			317,235

Security Brokers, Dealers & Flotation Companies - 0.34%
Interactive Brokers Group, Inc.	530		101,278
SEI Investments Co. (2)	1,320		109,072

			210,349

Semiconductors & Related Devices - 8.51%
Advanced Micro Devices, Inc. (2)	340		46,640
Broadcom, Inc.	7,000		1,134,560
NVIDIA Corp.	29,150		4,029,988

			5,211,187

Services - Business Services - 9.25%
Booz Allen Hamilton Holding Corp.	230		34,081
Fiserv, Inc. (2)	1,080		238,637
Fleetcor Technologies, Inc. (2)	795		303,038
Mastercard, Inc. Class A	4,520		2,408,889
MSCI, Inc.	235		143,263
Uber Technologies, Inc. (2)	3,235		232,791
Visa, Inc. Class A	7,325		2,307,961

			5,668,660

Services - Computer Programming, Data Processing, Etc. - 12.08%
Alphabet, Inc. Class A	19,645		3,319,023
AppLovin Corp. Class A (2)	1,955		658,346
Meta Platforms, Inc. Class A	5,515		3,167,375
Workday, Inc. Class A (2)	1,030		257,490

			7,402,234

Services - Consumer Credit Reporting, Collection Agencies- 2.70%
Moody's Corp.	1,155		577,477
S&P Global, Inc.	2,055		1,073,758

			1,651,235

Services - Prepackaged Software - 14.74%
Adobe, Inc. (2)	830		428,222
AppFolio, Inc. Class A (2)	1,025		260,094
Block, Inc. (2)	600		53,130
Cadence Design Systems, Inc. (2)	260		79,771
CrowdStrike Holdings, Inc. Class A	1,130		390,946
Datadog, Inc. Class A (2)	1,005		153,514
Intuit, Inc.	360		231,023
Microsoft Corp.	7,555		3,199,240
Oracle Corp.	6,230		1,151,553
Palantir Technologies, Inc. Class A (2)	2,420		162,334
Paychex, Inc.	275		40,224
Paycom Software, Inc.	1,665		386,147
Salesforce, Inc.	3,465		1,143,415
ServiceNow, Inc. (2)	1,210		1,269,822
Synopsys, Inc. (2)	145		80,981

			9,030,416

Services - Video Tape Rental - 5.14%
Netflix, Inc. (2)	3,550		3,148,176

Services-to Dwellings & Other Buildings - 0.36%
Airbnb, Inc. (2)	1,605		218,457

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.89%
Ecolab, Inc.	495		123,141
Procter & Gamble Co. (2)	2,355		422,157

			545,298

Software - 0.16%
PTC, Inc. (2)	240		48,014
Veeva Systems, Inc. (2)	220		50,127

			98,141

Surgical & Medical Instruments & Apparatus - 0.04%
DexCom, Inc. (2)	345		26,907

Surgical & Medical Instruments & Apparatus - 0.15%
Stryker Corp.	230		90,195

Transportation Services- 1.21%
Booking Holdings, Inc.	143		743,883

Total Common Stock	(Cost $ 34,493,767)		60,958,401

Money Market Registered Investment Companies (3) - 0.52%

Goldman Sachs Trust - Goldman Sachs Financial Square Treasury Instruments Fund - 4.50%	318,385		318,385

Total Money Market Registered Investment Companies	(Cost $ 318,385)		318,385

Total Investments - 100.03%	(Cost $ 34,812,152)		61,276,786

Liabilities Less Other Assets - (0.03%)			(15,916)

Total Net Assets - 100.00%			61,260,870

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 29, 2024 in valuing the Fund's assets carried at fair value:

	Investments in		Other Financial
Valuation Inputs	Securities		Instruments (4)
Level 1 - Quoted Prices	$61,276,786	$
Level 2 - Other Significant Observable Inputs	0		-
Level 3 - Significant Unobservable Inputs	0		-
Total	$61,276,786		$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield on November 29, 2024.